UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21621

Name of Fund: Defined Strategy Fund Inc. (DSF)

Fund Address: P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Defined Strategy
Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 09/30/2008

Date of reporting period: 04/01/2008 – 06/30/2008

Item 1 – Schedule of Investments

Defined Strategy Fund Inc.
Schedule of Investments as of June 30, 2008 (Unaudited)

		Shares
Industry	Common Stocks	Held	Value

Automobiles - 12.3%	Ford Motor Co. (a)	862,069	$ 4,146,552
	General Motors Corp.	326,020	3,749,230

			7,895,782

Chemicals - 25.7%	E.I. du Pont de Nemours & Co.	184,047	7,893,776
	The Mosaic Co. (a)	59,625	8,627,738

			16,521,514

Communications Equipment - 7.2%	Cisco Systems, Inc. (a)	199,924	4,650,232

Computers & Peripherals - 7.8%	Apple, Inc. (a)	29,769	4,984,521

Diversified Financial Services - 27.7%	Citigroup, Inc.	275,632	4,619,592
	IntercontinentalExchange, Inc. (a)	32,224	3,673,536
	JPMorgan Chase & Co.	185,902	6,378,298
	The NASDAQ Stock Market, Inc. (a)	117,978	3,132,316

			17,803,742

Diversified Telecommunication Services -	AT&T Inc.	195,251	6,578,006
20.5%	FairPoint Communications, Inc.	3,502	25,249
	Verizon Communications, Inc.	185,732	6,574,913

			13,178,168

Energy Equipment & Services - 18.9%	National Oilwell Varco, Inc. (a)	72,564	6,437,878
	Transocean, Inc.	37,538	5,720,416

			12,158,294

Health Care Equipment & Supplies - 13.1%	Hologic, Inc. (a)	153,914	3,355,325
	St. Jude Medical, Inc. (a)	123,239	5,038,010

			8,393,335

Industrial Conglomerates - 9.1%	General Electric Co.	218,900	5,842,441

Machinery - 6.9%	AGCO Corp. (a)	85,103	4,460,248

Metals & Mining - 15.1%	AK Steel Holding Corp.	141,167	9,740,523

Pharmaceuticals - 9.7%	Pfizer, Inc.	357,002	6,236,825

Semiconductors & Semiconductor	Lam Research Corp. (a)	135,729	4,906,603
Equipment - 13.0%	Nvidia Corp. (a)	183,631	3,437,572

			8,344,175

Software - 7.3%	Intuit, Inc. (a)	171,345	4,723,982

Specialty Retail - 11.0%	Home Depot, Inc.	301,213	7,054,409

Tobacco - 11.7%	Altria Group, Inc.	107,364	2,207,404
	Philip Morris International, Inc.	107,364	5,302,708

			7,510,112

	Total Common Stocks (Cost - $153,044,654) - 217.0%		139,498,303

	Short-Term Securities	Face Amount

Time Deposits - 1.2%	State Street Bank & Trust Co., 1%, 7/01/08	$ 751,686	751,686

	Total Short-Term Securities (Cost - $751,686) - 1.2%		751,686

	Total Investments (Cost - $153,796,340*) - 218.2%		140,249,989
	Liabilities in Excess of Other Assets - (118.2%)		(75,973,460)

	Net Assets - 100.0%		$ 64,276,529

Defined Strategy Fund Inc.
Schedule of Investments as of June 30, 2008 (Unaudited)
* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 158,021,567

Gross unrealized appreciation	$ 9,867,043
Gross unrealized depreciation	(27,638,621)

Net unrealized depreciation	$ (17,771,578)

(a) Non-income producing security.
• For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease. Industries are shown as a percent of net assets.

• Variable prepaid forward contracts as of June 30, 2008 were as follows:

Shares
Held	Issue	Value

85,103	AGCO Corp. (a)	$ (4,417,948)
141,167	AK Steel Holding Corp.	(9,577,047)
29,769	Apple, Inc. (a)	(4,915,450)
199,924	Cisco Systems, Inc. (a)	(4,602,574)
862,069	Ford Motor Co. (a)	(4,089,817)
153,914	Hologic, Inc. (a)	(3,338,394)
32,224	IntercontinentalExchange,
	Inc. (a)	(3,645,191)
171,345	Intuit (a)	(4,672,607)
135,729	Lam Research Corp. (a)	(4,839,968)
59,625	The Mosaic Co. (a)	(8,474,347)
72,564	The NASDAQ Stock
	Market, Inc. (a)	(3,121,704)
117,978	Nvidia Corp. (a)	(3,413,942)
183,631	National Oilwell Varco, Inc. (a)	(6,321,362)
123,239	St. Jude Medical, Inc. (a)	(4,957,823)
37,538	Transocean, Inc. (a)	(5,624,255)

Total (Proceeds --$77,594,490)		$ (76,012,429)

(a) Non-income producing security

2

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Defined Strategy Fund Inc.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: August 21, 2008

By: /s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Defined Strategy Fund Inc.

Date: August 21, 2008